Consolidated Balance Sheets - USD ($) $ in Thousands		Mar. 26, 2016	Mar. 28, 2015
Current assets:
Cash and cash equivalents		$ 2,344	$ 2,356
Accounts receivable		10,293	7,696
Inventories		137,839	135,739
Prepaids and other current assets		1,793	2,232
Total current assets		152,269	148,023
Property and equipment		29,419	28,544
Intangible assets		792	917
Other assets		2,160	2,720
Total non-current assets		32,371	32,181
Total assets		184,640	180,204
Current liabilities:
Bank indebtedness		63,209	64,347
Accounts payable		46,730	44,740
Accrued liabilities		9,040	8,079
Current portion of long-term debt		5,670	4,745
Total current liabilities		124,649	121,911
Long-term debt		47,504	52,039
Other long-term liabilities		4,783	3,431
Total long-term liabilities		$ 52,287	$ 55,470
Commitments and Contingencies
Stockholders' equity:
Common stock		$ 69,601	$ 69,601
Preferred stock - no par value, unlimited shares authorized, none issued	[1]
Additional paid-in capital		$ 16,216	$ 16,107
Accumulated deficit		(78,849)	(84,287)
Accumulated other comprehensive income		736	1,402
Total stockholders' equity		7,704	2,823
Total liabilities and stockholders' equity		184,640	180,204
Class A Common Stock [Member]
Stockholders' equity:
Common stock	[1]	30,988	30,988
Class B Common Stock [Member]
Stockholders' equity:
Common stock	[1]	$ 38,613	$ 38,613

[1]	unlimited shares authorized